Schedule of Balance Sheets, Affect of Discontinued Operation (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Mar. 23, 2005
Assets, Current [Abstract]
Cash		$ 30,709	$ 1,689,511	$ 6,935,012							$ 0
Prepaids and advances	21,131	62,038
Total current assets	340,953	89,948
Assets from discontinued operation	0	820,534
Long term deposit	0	10,000
Capital assets	62,122	107,473
Mineral properties	0	0
Total assets	403,075	1,027,955
Current Liabilities
Accounts payable	227,840	343,869
Accrued liabilities	208,529	221,019
Due to related parties	146,504	327,138
Total current liabilities	582,873	892,026
Liabilities from discontinued operation	0	213,461
Common share purchase warrants liability	510,045	0
Total liabilities	1,092,918	1,105,487
SHAREHOLDERS EQUITY
Common Stock	8,025	6,275
Additional paid-in capital	42,081,820	41,533,256
Deficit accumulated during the exploration stage	42,779,688	41,617,063
Total shareholders' (deficit) equity	(689,843)	(77,532)	19,839,087	24,528,511	22,494,571	(1,992,867)	(1,427,920)	1,761,553	718,463	(47,637)
Total liabilities and shareholders' (deficit) equity	403,075	1,027,955
Restated [Member]
Assets, Current [Abstract]
Cash		27,910
Prepaids and advances		62,038
Total current assets		89,948
Assets from discontinued operation		820,534
Long term deposit		10,000
Capital assets		107,473
Mineral properties		0
Total assets		1,027,955
Current Liabilities
Accounts payable		343,869
Accrued liabilities		221,019
Due to related parties		327,138
Total current liabilities		892,026
Liabilities from discontinued operation		213,461
Common share purchase warrants liability		0
Total liabilities		1,105,487
SHAREHOLDERS EQUITY
Common Stock		6,275
Additional paid-in capital		41,533,256
Deficit accumulated during the exploration stage		(41,617,063)
Total shareholders' (deficit) equity		(77,532)
Total liabilities and shareholders' (deficit) equity		1,027,955
Discontinued Operations [Member]
Assets, Current [Abstract]
Cash		30,709
Prepaids and advances		65,017
Total current assets		95,726
Assets from discontinued operation		0
Long term deposit		10,000
Capital assets		122,229
Mineral properties		800,000
Total assets		1,027,955
Current Liabilities
Accounts payable		557,330
Accrued liabilities		221,019
Due to related parties		327,138
Total current liabilities		1,105,487
Liabilities from discontinued operation		0
Common share purchase warrants liability		0
Total liabilities		1,105,487
SHAREHOLDERS EQUITY
Common Stock		6,275
Additional paid-in capital		41,533,256
Deficit accumulated during the exploration stage		(41,617,063)
Total shareholders' (deficit) equity		(77,532)
Total liabilities and shareholders' (deficit) equity		1,027,955
Discontinued Operations [Member] | Adjustment [Member]
Assets, Current [Abstract]
Cash		(2,799)
Prepaids and advances		(2,979)
Total current assets		(5,778)
Assets from discontinued operation		820,534
Long term deposit		0
Capital assets		(14,756)
Mineral properties		(800,000)
Total assets		0
Current Liabilities
Accounts payable		(213,461)
Accrued liabilities		0
Due to related parties		0
Total current liabilities		(213,461)
Liabilities from discontinued operation		213,461
Common share purchase warrants liability		0
Total liabilities		0
SHAREHOLDERS EQUITY
Common Stock		0
Additional paid-in capital		0
Deficit accumulated during the exploration stage		0
Total shareholders' (deficit) equity		0
Total liabilities and shareholders' (deficit) equity		$ 0